LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related party	Jun. 30, 2022 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Long-term borrowing from a founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥ 6,510,606
Less: current portion	(999,530)
Total long-term borrowings due to related party	¥ 5,511,076